ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses And Other Current Liabilities
	December 31,
	2014	2015

Government authorities	$5,015	$7,131
Accrued expenses	1,186	1,730
Uncertain tax position	322	362
Hedging transaction liabilities	419	143

	$6,942	$9,366